Reverse Capitalization - Narrative (Q3) (Details) $ in Thousands			3 Months Ended				9 Months Ended
	Sep. 30, 2023 USD ($) person	Sep. 20, 2023 USD ($)	Sep. 30, 2023 USD ($) person		Sep. 30, 2022 USD ($)	[1]	Sep. 30, 2023 USD ($) person	Sep. 30, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Gain (Loss) On Reverse Recapitalization							$ 18,200
Transaction expenses		$ 13,000	$ 24,603	[1]	$ 151		$ 29,886	$ 151
Public and Private Warrants
Restructuring Cost and Reserve [Line Items]
Gain (loss) on issuance of warrants	$ (5,200)
Fair Value Adjustment of Warrants	$ 4,300
AON Inc.
Restructuring Cost and Reserve [Line Items]
Number of board of managers designated by company | person	3		3				3
AON Common Unit
Restructuring Cost and Reserve [Line Items]
Number of board of managers designated by majority common unit holders | person	2		2				2

[1]	Includes related party rent of $679 and $655 and $2,037 and $2,037 for the three and nine months ended September 30, 2023 and 2022, respectively.